Taxation - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating Loss Carryforwards [Line Items]
Effective tax rate	(142.10%)	137.90%	(61.00%)	88.50%
United Kingdom
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation nondeductible expense share-based payment arrangement	25.00%	25.00%	25.00%
Deferred Tax Assets Valuation Allowance	$ 30,588		$ 30,588
US
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Gross, Total	$ 75,281		$ 75,281